Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Education Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Education Fund
Class Name	Fidelity® Education Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 662,492,390
Holdings Count | shares	323
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$662,492,390
Number of Holdings	323
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 49.5 AAA 13.4 AA 1.5 A 20.9 BBB 12.8 Not Rated 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 49.5 AAA - 13.4 AA - 1.5 A - 20.9 BBB - 12.8 Not Rated - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.8 Corporate Bonds 35.1 Asset-Backed Securities 11.6 CMOs and Other Mortgage Related Securities 2.6 U.S. Government Agency - Mortgage Securities 1.7 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.8 Corporate Bonds - 35.1 Asset-Backed Securities - 11.6 CMOs and Other Mortgage Related Securities - 2.6 U.S. Government Agency - Mortgage Securities - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 89.8 United Kingdom 3.4 Germany 2.0 Canada 1.4 Japan 1.0 Switzerland 0.6 Netherlands 0.6 Ireland 0.5 France 0.4 Norway 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 United Kingdom - 3.4 Germany - 2.0 Canada - 1.4 Japan - 1.0 Switzerland - 0.6 Netherlands - 0.6 Ireland - 0.5 France - 0.4 Norway - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 47.8 JPMorgan Chase & Co 2.3 Bank of America Corp 1.7 Wells Fargo & Co 1.4 Morgan Stanley 1.4 Fannie Mae Mortgage pass-thru certificates 1.2 American Express Credit Account Master Trust 1.2 Citigroup Inc 1.0 Athene Global Funding 1.0 Chase Issuance Trust 1.0 60.0